Dear Shareholder:

As the eight years of economic expansion we have enjoyed continues, after a brief deceleration in 2000, we expect further growth. Inflation has remained low despite a rebound in commodity prices from the depressed levels seen earlier as a result of the Asian crisis. Thus far, productivity gains have largely offset increases in wages. Nevertheless, the Federal Reserve has begun pre-emptive action to prevent possible future inflation in the form of three consecutive increases in the federal funds rate which ultimately reached 5.5%. Higher rates and a more restrictive monetary policy tend to make for more difficult financial markets.

Over the past year, the best market opportunities have been in shares of large growth companies, while small companies have largely been unaffected by higher prices. Interest rates have seen a year-long increase, which has dampened the returns on fixed income securities. The current price levels for small company stocks and bonds will make their returns more competitive over the coming year. We believe that current valuation levels for large companies are high, but could go even higher if interest rates do not rise much from the current levels and expected profit growth levels are achieved.

DLJ WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the Small Company Value Fund returned 5.47% for the fiscal year ending October 31, 1999, versus 14.87% for the Russell 2000 Index. The gap in performance between growth and value styles has never been wider. Small cap growth stocks, led by technology and internet-related issues, have propelled the Russell index higher, while the rest of the market languishes. Sticking to our value orientation has made it very difficult to participate in an upswing that is increasingly influenced by speculation and short term trading strategies.

We continue to believe that there is intrinsic value in our portfolio. Over the last fiscal year, eleven of our companies became targets of takeover interest. Unfortunately, these takeovers and our technology stocks have accounted for most of our performance. Due mostly to the larger than usual takeover activity in the portfolio, we also realized an exceptionally high capital gain for the fiscal year.

During the last six months of the fiscal year we have continued our strategy of investing in companies we think have the potential to grow their earnings at a mid-teen rate but whose shares are available at 'value' prices. We have also been rotating some of our technology-related holdings out of the manufacturing sector and into service and software related companies. We have enjoyed recent success with information technology service companies whose stocks we believe were undervalued due to concern over declines in Y2K related revenues.

While it has been a difficult environment for value since the market bottomed out in October 1998, we are confident that our companies will continue to grow, and will remain attractive to potential acquirers. When the marketplace's fascination with technology and 'new economy' issues fades, we think the portfolio will be poised for strong performance.

DLJ WINTHROP GROWTH AND INCOME FUND

For the year ending October 31, 1999, the Growth and Income Fund Class A shares returned 14.37% versus a 25.66% return for the S&P 500. Financial services and consumer staples stocks, which in past years have been stalwarts for the Fund, took a breather, and a disproportionate share of the gains in the portfolio came from new additions in the areas of technology and telecommunications.

One of the largest holdings in the Fund is Freddie Mac, one of two publicly traded companies with a government charter to securitize mortgages. Freddie Mac has been a winning investment since it was first introduced in the Fund in 1991. Over the years, it has consistently grown earnings in the high teens on an annual basis. Nevertheless, the stock market has viewed Freddie Mac's business as interest rate sensitive and has put pressure on the stock during periods of rising rates while bidding the stock price much higher in periods of stable or falling interest rates. Fortunately, because the earnings are higher each year, when the stock market returns to Freddie Mac it drives the shares to the all-time highs that are justified by their all time high earnings. During the last twelve months, the shares of Freddie Mac have declined modestly despite a rise in earnings of more than 20%. It is our opinion that Freddie Mac will snap back smartly when the rise in interest rates has passed.

DLJ WINTHROP GROWTH FUND

For the twelve month period ending October 31, 1999, the Growth Fund Class A shares returned 30.77% compared to a 25.66% return for the S&P 500. Investments in the technology, telecommunications, media and retail sectors were among the Fund's best performers. Among the Fund's more successful technology holdings were Cisco Systems, Nortel Networks, Oracle and Scientific-Atlanta. In the telecommunications group, Sprint, WorldCom, and MediaOne Group performed especially well.

DLJ WINTHROP FIXED INCOME FUND

Domestic interest rates shifted dramatically higher during the past twelve months. Chairman Greenspan and members of the FOMC, concerned about tight labor markets and strong GDP growth, raised their targeted Fed Funds rate 3 times for a total of 75 basis points, in effect taking back all the decreases of 1998. Fixed income returns in the investment grade domestic market during this time period were muted, reflecting concern over these adjustments and potential future adjustments in monetary policy.

The Fund maintained a neutral to slightly short-term posture vs the Lehman Government Corporate Intermediate Index throughout this time period. The Fund's focus on higher yielding government agency paper in lieu of U.S. Treasury bonds enhanced the Fund's yield. However, exposure to corporate securities hurt returns as spreads widened under the pressure of supply and earnings concerns. The Fund's return on Class A shares for the year ending 10/31/99 was just slightly negative, closing the period at -.26% versus .99% for the Lehman Brothers Government Corporate Intermediate Bond Index.

DLJ WINTHROP MUNICIPAL TRUST FUND

The interest rate environment shifted dramatically during the Fund's fiscal year. At the beginning of the year, the Federal Reserve pursued an accommodating monetary policy. As the Fund's fiscal year concluded, the Federal Reserve is in the midst of a restrictive monetary policy due to a surging economy and fears of imminent inflation. Interest rates responded by moving up in every sector of the fixed income markets. Tax exempt rates increased approximately 95 basis points in the intermediate sector of the curve. Supply in municipals has fallen off dramatically this year, as municipalities are refunding issues in a higher rate environment. Class A shares of the Fund returned -1.02% versus the Lipper Intermediate Municipal Fund Index return of -1.23%. We shortened the average maturity as the year progressed, which dramatically assisted performance, given the fact that the Fund's heavy concentration in ten year maturities had a negative impact on relative performance earlier this year. We will continue to adopt a shorter average maturity, and are currently looking to lock in tax losses to carry forward against future gains.

The Officers and Trustees wish to take this opportunity to convey their gratitude for your support as well as their hopes for a joyous, healthy and prosperous New Year.

Sincerely,

G. MOFFETT COCHRAN
G. Moffett Cochran
President

FOCUS FUND HIGHLIGHTS (unaudited)

       DLJ WINTHROP GROWTH FUND

           PORTFOLIO CHANGES for the Year Ended October 31, 1999

           MAJOR PURCHASES                     MAJOR SALES
           American Express Co.(1)             American Home Products Corp.(2)
           American General Corp.(1)           American International Group, Inc.
           Chase Manhattan Corp.(1)            BankAmerica Corp.(2)
           Coca-Cola Company(1)                Becton Dickinson & Co.(2)
           General Electric Co.(1)             BellSouth Corp.(2)
           MediaOne Group, Inc.(1)             Dayton Hudson Corp.
           Pharmacia & Upjohn, Inc.(1)         Freddie Mac
           Phillips Petroleum Co.(1)           MCI WorldCom, Inc.
           Time Warner, Inc.(1)                Raytheon Co. Cl. B(2)
           Wal-Mart Stores, Inc.(1)            Sara Lee Corp.(2)

           (1) New Holdings                    (2) Deletions

           TEN LARGEST HOLDINGS October 31, 1999

                                                                                       PERCENT
                                                                            VALUE      OF FUND
                                                                         -----------   --------
           Microsoft Corp..............................................  $ 7,405,000      4.3%
           General Electric Co.........................................    6,913,687      4.0
           Cisco Systems, Inc..........................................    5,994,000      3.5
           Amgen, Inc..................................................    5,199,700      3.0
           Procter & Gamble Co.........................................    4,887,175      2.8
           MCI WorldCom, Inc...........................................    4,719,688      2.7
           Wal-Mart Stores, Inc........................................    4,535,000      2.6
           Sprint Corp. (FON Group)....................................    4,310,125      2.5
           MediaOne Group, Inc.........................................    4,242,431      2.4
           American Express Co.........................................    4,131,358      2.4
                                                                         -----------     ----
                                                                         $52,338,164     30.2%
                                                                         -----------     ----
                                                                         -----------     ----

           INVESTMENT RESULTS For the Periods Ended October 31, 1999

                            [GRAPH]

               WITHOUT LOAD      WITH LOAD     S&P 500
               ------------      ---------     -------
10/89          10,000             9,425        10,000
10/90           8,895             8,383         9,252
10/91          11,537            10,874        12,353
10/92          12,075            11,380        13,582
10/93          13,808            13,014        15,611
10/94          14,381            13,554        16,213
10/95          16,137            15,209        20,498
10/96          19,416            18,300        25,440
10/97          24,558            23,146        33,611
10/98          29,715            28,006        41,005
10/99          38,859            36,625        51,527

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                         ----------------------------
                                                                           DLJ WINTHROP
                                                                            GROWTH FUND
                                                                         -----------------
                                                                         WITHOUT     WITH
                                                                           LOAD      LOAD    S&P 500
                                                                         --------    ----    -------
                                              Class A:
                                                  1 year...............   30.77%    23.25%    25.66%
                                                  5 years..............   21.99     20.56     26.01
                                                  10 years.............   14.54     13.86     17.81
                                              Class B:
                                                  1 year...............   29.73     25.73     25.66
                                                  From inception
                                                     2/28/96...........   22.14     21.96     24.67
                                              Class D:
                                                  From inception
                                                     5/17/99               4.83      N/A       2.36

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 410(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees.

  The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ WINTHROP GROWTH AND INCOME FUND

           PORTFOLIO CHANGES for the Year Ended October 31, 1999

           MAJOR PURCHASES                         MAJOR SALES
           Alltel Corp.(1)                         3Com Corp.(2)
           Berkshire Hathaway, Inc. Cl. A(1)       American International Group, Inc.
           Cardinal Health, Inc.(1)                Amgen, Inc.(2)
           Gartner Group, Inc.(1)                  Hartford Financial Services, Inc.
           Hewlett Packard Co.(1)                  Helmerich & Payne, Inc.(2)
           Intel Corp.(1)                          MediaOne Group, Inc.
           Loral Space & Communications Ltd.(1)    MidAmerican Energy Co.(2)
           MediaOne Group, Inc.(1)                 Monsanto Co.(2)
           Oracle Corp.(1)                         Raytheon Co. Cl. A(2)
           Sprint Corp. (FON Group)(1)             Vodaphone Airtouch PLC(2)

           (1) New Holdings                        (2) Deletions

           TEN LARGEST HOLDINGS October 31, 1999

                                                                                       PERCENT
                                                                            VALUE      OF FUND
                                                                         -----------   --------
           Freddie Mac.................................................  $ 9,320,375      3.5%
           Tyco International Ltd. ....................................    8,618,512      3.3
           Merck & Co., Inc. ..........................................    8,481,363      3.2
           SYSCO Corp. ................................................    8,398,594      3.2
           BP Amoco PLC Sponsored ADRs.................................    7,828,936      3.0
           Cisco Systems, Inc. ........................................    7,429,600      2.8
           United Technologies Corp. ..................................    7,344,700      2.8
           American International Group, Inc. .........................    6,893,518      2.6
           Comcast Corp. Special Cl. A.................................    6,849,525      2.6
           U.S. Bancorp................................................    6,496,908      2.5
                                                                         -----------     ----
                                                                         $77,662,031     29.5%
                                                                         -----------     ----
                                                                         -----------     ----

           INVESTMENT RESULTS For the Periods Ended October 31, 1999

                              [GRAPH]

               WITHOUT LOAD      WITH LOAD     S&P 500
               ------------      ---------     -------
10/89          10,000             9,425        10,000
10/90           9,221             8,691         9,252
10/91          11,697            11,024        12,353
10/92          12,532            11,812        13,582
10/93          14,654            13,812        15,611
10/94          15,326            14,445        16,213
10/95          17,794            16,771        20,498
10/96          21,815            20,560        25,440
10/97          28,474            26,837        33,611
10/98          33,924            31,974        41,005
10/99          38,801            36,570        51,527

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                         ----------------------------
                                                                            DLJ WINTHROP
                                                                             GROWTH AND
                                                                            INCOME FUND
                                                                         ------------------
                                                                          WITHOUT     WITH
                                                                            LOAD      LOAD    S&P 500
                                                                         ----------   ----    -------
                                              Class A:
                                                  1 year...............      14.37%    7.80%   25.66%
                                                  5 years..............      20.42    19.00    26.01
                                                  10 years.............      14.52    13.84    17.81
                                              Class B:
                                                  1 year...............      13.66     9.66    25.66
                                                  From inception
                                                     2/28/96...........      18.68    18.50    24.67
                                              Class D:
                                                  From inception
                                                     4/30/99...........      -0.67      N/A     2.73

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 410(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees.

  The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ WINTHROP SMALL COMPANY VALUE FUND

           PORTFOLIO CHANGES for the Year Ended October 31, 1999

           MAJOR PURCHASES                          MAJOR SALES
           DII Group, Inc.(1)                       Hanna (M.A.) Co.
           Highwoods Properties, Inc.               Hannaford Brothers Co.(2)
           ITT Educational Services, Inc.(1)        KN Energy, Inc.(2)
           Jones Pharma, Inc.(1)                    LeaRonal, Inc.(2)
           Michael's Stores, Inc.(1)                MidAmerican Energy Co.(2)
           Premark International, Inc.(1)           Sbarro, Inc.(2)
           Progress Software Corp.(1)               Teleflex, Inc.
           Sovereign Bancorp, Inc.(1)               Teradyne, Inc.
           Tetra Tech, Inc.(1)                      Unitog Co.(2)
           Washington Gas Light Co.(1)              XL Capital Ltd.

           (1) New Holdings                         (2) Deletions

           TEN LARGEST HOLDINGS October 31, 1999

                                                                                       PERCENT
                                                                            VALUE      OF FUND
                                                                         -----------   --------
           Dallas Semiconductor Corp...................................  $ 5,475,375      2.6%
           AmSouth Bancorporation......................................    4,996,067      2.4
           Protective Life Corp........................................    4,783,987      2.3
           FirstMerit Corp.............................................    4,758,750      2.3
           Cambrex Corp................................................    4,410,450      2.1
           HSB Group, Inc..............................................    4,396,838      2.1
           National Fuel Gas Co........................................    4,379,200      2.1
           WICOR, Inc..................................................    4,325,650      2.1
           Ruddick Corp................................................    4,226,381      2.0
           Electro Scientific Industries, Inc..........................    4,212,000      2.0
                                                                         -----------     ----
                                                                         $45,964,698     22.0%
                                                                         -----------     ----
                                                                         -----------     ----

           INVESTMENT RESULTS For the Periods Ended October 31, 1999

                             [GRAPH]

               WITHOUT LOAD      WITH LOAD     RUSSELL 2000
               ------------      ---------     ------------
10/89          10,000             9,425        10,000
10/90           8,090             7,625         7,271
10/91          12,262            11,557        11,530
10/92          14,794            13,944        12,625
10/93          18,543            17,477        16,715
10/94          19,410            18,294        16,663
10/95          21,565            20,325        19,718
10/96          24,541            23,130        22,994
10/97          32,512            30,643        29,738
10/98          28,271            27,211        26,217
10/99          30,449            28,698        30,115

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                      ------------------------------
                                                                       DLJ WINTHROP
                                                                       SMALL COMPANY
                                                                        VALUE FUND
                                                                      ---------------
                                                                      WITHOUT   WITH
                                                                       LOAD     LOAD    RUSSELL 2000
                                                                      -------   ----    ------------
                                              Class A:
                                                  1 year............    5.47%   -0.60%     14.87%
                                                  5 years...........    9.42     8.14      12.56
                                                  10 years..........   11.78    11.12      11.65
                                              Class B:
                                                  1 year............    4.75     0.75      14.87
                                                  From inception
                                                     2/28/96........    6.88     6.65       9.27

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
  (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

  The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ WINTHROP FIXED INCOME FUND

           PORTFOLIO CHANGES for the Year Ended October 31, 1999

           MAJOR PURCHASES                              MAJOR SALES
           Associates Corp. of North America(1)         American General Finance Corp.
             5.875%, 07/15/02                              7.250%, 04/15/00
           Federal Home Loan Mortgage Corp(1)           Federal Home Loan Bank(2)
             6.300%, 06/01/04                              5.125%, 09/15/03
           Federal National Mortgage Association(1)     Fleet Credit Card Master Trust
             5.625%, 05/14/04                              6.050%, 08/01/03
           Tyco International Group, Inc.(1)            United States Treasury Notes(2)
             6.125%, 06/15/01                              6.250%, 02/28/02
           United States Treasury Notes(1)              United States Treasury Notes
             6.250%, 02/15/03                              5.875%, 11/15/05

           (1) New Holdings                             (2) Deletions

           PORTFOLIO CHARACTERISTICS October 31, 1999

           30 DAY YIELD, CLASS A:   5.29%                      AVERAGE YEARS TO MATURITY:    7.1 years*
           30 DAY YIELD, CLASS B:   4.85%                      AVERAGE COUPON:               6.21%'D'*
           30 DAY YIELD, CLASS D:   5.86%                      AVERAGE DURATION:             3.4 years*
           AVERAGE RATING:          AA*

           *  Weighted Averages
          'D' Exclusive of Commercial Paper

           INVESTMENT RESULTS For the Periods Ended October 31, 1999

                                  [GRAPH]

                                               LEHMAN BROS. GOV'T CORP.
               WITHOUT LOAD      WITH LOAD     INTERMEDIATE BOND INDEX
               ------------      ---------     ------------------------
10/89          10,000             9,425        10,000
10/90          10,714            10,205        10,739
10/91          12,205            11,625        12,220
10/92          13,471            12,831        13,442
10/93          15,059            14,344        14,777
10/94          14,400            13,716        14,492
10/95          16,161            15,393        16,307
10/96          16,862            16,061        17,256
10/97          18,016            17,160        18,548
10/98          19,540            18,612        20,236
10/99          19,489            18,563        20,436

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                        ------------------------------
                                                                         DLJ WINTHROP
                                                                         FIXED INCOME
                                                                             FUND         LEHMAN BROS.
                                                                        ---------------   GOV'T. CORP.
                                                                        WITHOUT   WITH    INTERMEDIATE
                                                                         LOAD     LOAD     BOND INDEX
                                                                        -------   ----     ----------
                                              Class A:
                                                1 year................   -0.26%   -5.00%      0.99%
                                                5 years...............    6.24     5.21       7.12
                                                10 years..............    6.90     6.38       7.41
                                              Class B:
                                                1 year................   -0.97    -4.93       0.99
                                                From inception
                                                  2/28/96.............    4.05     3.80       5.75
                                              Class D:
                                                From inception
                                                  4/30/99.............    0.04     N/A        0.47

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 410(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees.

  The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers
  Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index, which do not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ WINTHROP MUNICIPAL TRUST FUND

           PORTFOLIO CHANGES for the Year Ended October 31, 1999

           MAJOR PURCHASES                               MAJOR SALES
           Dallas, Texas General Obligation(1)           Cook County, Illinois General Obligation(2)
             4.000%, 02/15/04                               5.750%, 11/15/04
           Gulf Coast Waste Disposal Authority(1)        Lakeland, Florida Electric and Water(2)
             3.600%, 01/01/26                               5.900%, 10/01/08
           Pennsylvania Intergovernment Cooperative      Port Authority NY & NJ(2)
             Authority(1)                                   3.900%, 12/01/00
             5.000%, 06/15/09                            Texas A&M University(2)
           Washington State General Obligation(1)           5.250%, 05/15/01
             5.000%, 01/01/05                            Texas State General Obligation(2)
           Whiting, Indiana Sewage and Solid                5.000%, 10/01/01
             Waste Disposal Authority
             3.600%, 01/01/26

           (1) New Holdings                              (2) Deletions

           PORTFOLIO CHARACTERISTICS October 31, 1999

           30 DAY YIELD, CLASS A:   3.65%                      AVERAGE YEARS TO MATURITY:    7.9 years*
           30 DAY YIELD, CLASS B:   3.14%                      AVERAGE COUPON:               5.48%*
           AVERAGE RATING:          AA*                        AVERAGE DURATION:             4.5 years*

           * Weighted Averages

           INVESTMENT RESULTS For the Periods Ended October 31, 1999

                                  [GRAPH]

                                                 LIPPER INTERMEDIATE
               WITHOUT LOAD      WITH LOAD       MUNICIPAL FUND INDEX
               ------------      ---------       -------------------
 7/93          10,000             9,525          10,000
10/93          10,183             9,699          10,309
10/94           9,952             9,479          10,060
10/95          10,953            10,433          11,160
10/96          11,373            10,832          11,639
10/97          12,211            11,631          12,403
10/98          12,982            12,365          13,248
10/99          12,849            12,239          13,379

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                      ------------------------------
                                                                       DLJ WINTHROP
                                                                         MUNICIPAL
                                                                        TRUST FUND         LIPPER
                                                                      ---------------   INTERMEDIATE
                                                                      WITHOUT   WITH     MUNICIPAL
                                                                       LOAD     LOAD     FUND INDEX
                                                                      -------   ----     ----------
                                              Class A:
                                                1 year..............   -1.02%   -5.72%     -1.23%
                                                5 years.............    5.24     4.22       5.51
                                                From inception
                                                  7/28/93...........    4.08     3.28       4.44
                                              Class B:
                                                1 year..............   -1.71    -5.64      -1.23
                                                From inception
                                                  2/28/96...........    3.18     2.92       3.84

  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

  The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 30 largest funds in the Lipper Analytical grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH FUND
COMMON STOCKS -- 96.3%

                                            SHARES        VALUE
                                          ----------   ------------
BASIC MATERIALS -- 3.7%
CHEMICALS-1.7%
Monsanto Co.............................     26,500    $  1,020,250
Praxair, Inc............................     41,400       1,935,450
                                                       ------------
                                                          2,955,700
                                                       ------------
METALS & MINING-1.3%
Alcoa, Inc..............................     38,000       2,308,500
                                                       ------------
PAPER & PAPER PRODUCTS-0.7%
International Paper Company.............     24,000       1,263,000
                                                       ------------
                                                          6,527,200
                                                       ------------
CAPITAL GOODS -- 7.9%
AEROSPACE & DEFENSE-1.2%
General Dynamics Corp...................     37,000       2,051,188
                                                       ------------
CONGLOMORATES-5.5%
General Electric Co.....................     51,000       6,913,687
Tyco International Ltd..................     67,600       2,699,775
                                                       ------------
                                                          9,613,462
                                                       ------------
ELECTRICAL EQUIPMENT-1.2%
Emerson Electric Co.....................     33,300       2,000,081
                                                       ------------
                                                         13,664,731
                                                       ------------
CONSUMER CYCLICAL -- 13.1%
BROADCASTING & CABLE TV-2.4%
MediaOne Group, Inc.*...................     59,700       4,242,431
                                                       ------------
LEISURE RELATED-1.2%
Disney (Walt) Co........................     75,900       2,001,863
                                                       ------------
PERSONAL & HOUSEHOLD PRODUCTS-0.8%
Estee Lauder Companies, Inc. Cl. A......     31,000       1,445,375
                                                       ------------
PRINTING & PUBLISHING-1.3%
Time Warner, Inc........................     31,700       2,209,094
                                                       ------------
RETAIL-GENERAL-7.4%
CVS Corp................................     49,200       2,137,125
Dayton Hudson Corp......................     53,500       3,457,437
Home Depot, Inc.........................     36,200       2,733,100
Wal-Mart Stores, Inc....................     80,000       4,535,000
                                                       ------------
                                                         12,862,662
                                                       ------------
                                                         22,761,425
                                                       ------------
CONSUMER STAPLES -- 17.2%
BEVERAGE & TOBACCO-1.2%
Coca-Cola Company.......................     36,000       2,124,000
                                                       ------------
DRUGS-7.4%
Amgen, Inc.*............................     65,200       5,199,700
Merck & Co., Inc........................     38,000       3,023,374
Pharmacia & Upjohn, Inc.................     40,800       2,200,650
Schering-Plough Corp....................     48,000       2,376,000
                                                       ------------
                                                         12,799,724
                                                       ------------
HOSPITAL SUPPLIES & SERVICES-2.0%
Bard (C.R.), Inc........................     33,000    $  1,779,938
Medtronic, Inc..........................     48,800       1,689,700
                                                       ------------
                                                          3,469,638
                                                       ------------
FOOD & FOOD RETAILERS-3.0%
General Mills, Inc......................     14,900       1,299,094
Safeway, Inc.*..........................     24,000         847,500
SYSCO Corp..............................     80,000       3,075,000
                                                       ------------
                                                          5,221,594
                                                       ------------
SOAPS & TOILETRIES-3.6%
Colgate-Palmolive Co....................     20,400       1,234,200
Procter & Gamble Co.....................     46,600       4,887,175
                                                       ------------
                                                          6,121,375
                                                       ------------
                                                         29,736,331
                                                       ------------
ENERGY -- 6.3%
OIL-INTERNATIONAL-5.8%
Exxon Corp..............................     54,000       3,999,374
Phillips Petroleum Co...................     73,000       3,394,500
Texaco, Inc.............................     42,200       2,590,025
                                                       ------------
                                                          9,983,899
                                                       ------------
OIL-SERVICES-0.5%
Schlumberger Ltd........................     15,000         908,438
                                                       ------------
                                                         10,892,337
                                                       ------------
FINANCIAL -- 15.9%
BANKING-6.6%
Chase Manhattan Corp....................     37,500       3,276,563
Northern Trust Corp.....................     18,000       1,738,125
U.S. Bancorp............................     54,000       2,001,375
Wachovia Corp...........................     18,400       1,587,000
Wells Fargo & Co........................     59,000       2,824,625
                                                       ------------
                                                         11,427,688
                                                       ------------
FINANCIAL SERVICES-5.8%
American Express Co.....................     26,827       4,131,358
Freddie Mac.............................     45,300       2,449,030
Lehman Brothers Holdings, Inc...........     25,200       1,856,925
Providian Financial Corp................     14,500       1,580,500
                                                       ------------
                                                         10,017,813
                                                       ------------
INSURANCE-3.5%
American General Corp...................     26,600       1,973,388
American International Group, Inc.......     16,250       1,672,734
Hartford Financial Services, Inc........     47,700       2,471,456
                                                       ------------
                                                          6,117,578
                                                       ------------
                                                         27,563,079
                                                       ------------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
(continued)
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH FUND

                                            SHARES        VALUE
                                          ----------   ------------
TECHNOLOGY -- 29.7%
COMPUTERS-11.4%
Cisco Systems, Inc.*....................     81,000    $  5,994,000
Compaq Computer Corp....................     71,000       1,349,000
International Business Machines Corp....     30,000       2,951,250
Microsoft Corp.*........................     80,000       7,405,000
Oracle Corp.*...........................     45,000       2,140,313
                                                       ------------
                                                         19,839,563
                                                       ------------
ELECTRONICS-7.7%
Ciena Corp.*............................     46,000       1,621,500
Intel Corp..............................     48,000       3,717,000
Scientific-Atlanta, Inc.................     40,000       2,290,000
Solectron Corp.*........................     36,000       2,709,000
Texas Instruments, Inc..................     33,000       2,961,750
                                                       ------------
                                                         13,299,250
                                                       ------------
OFFICE EQUIPMENT-1.9%
Avery Dennison Corp..                         27,500      1,718,750
Pitney-Bowes, Inc.......................     36,000       1,640,250
                                                       ------------
                                                          3,359,000
                                                       ------------
TELECOMMUNICATIONS-8.7%
AT&T Corp...............................     14,000         654,500
MCI WorldCom, Inc.*.....................     55,000       4,719,688
Nortel Networks Corp....................     50,800       3,146,425
Sprint Corp. (FON Group)................     58,000       4,310,125
Sprint Corp. (PCS Group)*...............     26,000       2,156,375
                                                       ------------
                                                         14,987,113
                                                       ------------
                                                         51,484,926
                                                       ------------
TRANSPORT & SERVICE -- 2.5%
ADVERTISING-1.6%
Omnicom Group, Inc......................     31,500    $  2,772,000
                                                       ------------
AIRLINES-0.3%
AMR Corp................................      8,000         508,000
                                                       ------------
RAILROADS-0.6%
Burlington Northern Santa Fe Corp.......     31,500       1,004,063
                                                       ------------
                                                          4,284,063
                                                       ------------
TOTAL COMMON STOCKS
 (cost $98,025,101).....................                166,914,092
                                                       ------------
                                          PRINCIPAL
                                           AMOUNT
                                         ----------
COMMERCIAL PAPER -- 3.7%
 (amortized cost $6,370,000)
Merrill Lynch & Co.
 5.300%, 11/01/99.......................  $6,370,000      6,370,000
                                                       ------------
TOTAL INVESTMENTS -- 100%
 (cost $104,395,101)....................                173,284,092
                                                       ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.0%.............                     15,116
                                                       ------------

NET ASSETS -- 100%......................               $173,299,208
                                                       ------------
                                                       ------------

* Non-income producing

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH AND INCOME FUND

COMMON STOCKS -- 97.8%

                                       SHARES        VALUE
                                     ----------   ------------
BASIC MATERIALS -- 0.8%
CHEMICALS-0.8%
Hannah (M.A.) Co. .................     203,100   $  2,170,631
                                                  ------------
CAPITAL GOODS/
  CONSTRUCTION -- 4.4%
AEROSPACE & DEFENSE-4.4%
General Dynamics Corp. ............      78,700      4,362,931
United Technologies Corp. .........     121,400      7,344,700
                                                  ------------
                                                    11,707,631
                                                  ------------
CONSUMER PRODUCTS &
  SERVICES -- 30.0%
AUTO RELATED-0.0%
Delphi Automotive Systems Corp. ...       8,000        131,500
                                                  ------------
BEVERAGES & TOBACCO-2.2%
Diageo PLC Sponsored ADRs..........      26,028      1,057,388
Philip Morris Cos., Inc. ..........     132,000      3,324,750
UST, Inc. .........................      55,000      1,522,813
                                                  ------------
                                                     5,904,951
                                                  ------------
BUSINESS SERVICES-0.9%
Gartner Group, Inc.*...............     244,139      2,380,355
                                                  ------------
CONTAINERS-0.8%
Bemis, Inc. .......................      60,200      2,103,238
                                                  ------------
HEALTHCARE & DRUGS-7.7%
Cardinal Health, Inc. .............      75,000      3,234,375
IMS Health, Inc. ..................     185,400      5,376,600
Merck & Co., Inc. .................     106,600      8,481,363
Pharmacia & Upjohn, Inc. ..........      60,800      3,279,400
                                                  ------------
                                                    20,371,738
                                                  ------------
FOODS-4.0%
ConAgra Inc. ......................      53,100      1,383,919
IBP, Inc. .........................      35,000        837,812
SYSCO Corp. .......................     218,500      8,398,594
                                                  ------------
                                                    10,620,325
                                                  ------------
HOSPITAL SUPPLIES & SERVICES-1.7%
Abbott Laboratories................     110,000      4,441,250
                                                  ------------
HOUSEHOLD FURNITURE-1.0%
Leggett & Platt, Inc. .............     115,600      2,564,875
                                                  ------------
LEISURE-1.8%
Cedar Fair LP......................     116,400      2,320,725
Disney (Walt) Co. .................      87,222      2,300,480
                                                  ------------
                                                     4,621,205
                                                  ------------
PRINTING & PUBLISHING-2.2%
New York Times Co. Cl. A...........      80,000      3,220,000
Tribune Co. .......................      41,200      2,472,000
                                                  ------------
                                                     5,692,000
                                                  ------------
RETAIL-FOOD & DRUGS-1.6%
Walgreen Co. ......................     164,500      4,143,344
                                                  ------------
RETAIL-GENERAL-2.9%
Federated Department Stores,
 Inc.*.............................      73,300   $  3,128,994
Newell Co. ........................     132,100      4,573,962
                                                  ------------
                                                     7,702,956
                                                  ------------
SOAPS & TOILETRIES-3.2%
International Flavors & Fragrances,
 Inc. .............................      85,500      3,270,375
Procter & Gamble Co. ..............      49,500      5,191,311
                                                  ------------
                                                     8,461,686
                                                  ------------
                                                    79,139,423
                                                  ------------
ENERGY -- 8.5%
OIL & GAS-6.0%
BP Amoco PLC Sponsored ADRs........     135,566      7,828,936
Enron Corp. .......................     129,200      5,159,925
New Jersey Resources Corp. ........      28,000      1,139,250
San Juan Basin Royalty Trust.......     185,000      1,769,063
                                                  ------------
                                                    15,897,174
                                                  ------------
OIL-SUPPLIES & CONSTRUCTION-2.5%
Halliburton Co. ...................      70,600      2,660,737
Schlumberger Ltd. .................      62,500      3,785,156
                                                  ------------
                                                     6,445,893
                                                  ------------
                                                    22,343,067
                                                  ------------
FINANCIAL SERVICES -- 19.3%
BANKING-8.8%
Banc One Corp. ....................      66,200      2,486,637
BankAmerica Corp. .................      61,221      3,941,102
Firstar Corp. .....................      20,000        587,500
Household International, Inc. .....      50,000      2,231,250
Republic NY Corp. .................      73,200      4,625,325
U.S. Bancorp.......................     175,296      6,496,908
Washington Mutual, Inc. ...........      76,200      2,738,438
                                                  ------------
                                                    23,107,160
                                                  ------------
INSURANCE-6.2%
Allmerica Financial Corp. .........      43,900      2,510,531
American International Group,
 Inc. .............................      66,968      6,893,518
Berkley, W.R. Corp. ...............      10,000        229,375
Hartford Financial Services Group,
 Inc. .............................      33,000      1,709,813
HSB Group, Inc. ...................      30,000      1,147,500
Progressive Corp. .................      26,000      2,406,625
Radian Group, Inc. ................      21,332      1,126,596
Travelers Property Casualty Corp.
 Cl. A.............................      10,000        360,000
                                                  ------------
                                                    16,383,958
                                                  ------------
OTHER-4.3%
Block (H&R), Inc. .................      50,000      2,128,125
Freddie Mac........................     172,400      9,320,375
                                                  ------------
                                                    11,448,500
                                                  ------------
                                                    50,939,618
                                                  ------------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
(continued)
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH AND INCOME FUND

                                       SHARES        VALUE
                                     ----------   ------------
PUBLIC UTILITIES -- 5.2%
ELECTRIC-0.6%
Ameren Corp. ......................      38,110   $  1,441,034
                                                  ------------
TELEPHONE-4.6%
Alltel Corp. ......................      64,800      5,394,600
GTE Corp. .........................      20,000      1,500,000
Sprint Corp. (FON Group)...........      71,800      5,335,638
                                                  ------------
                                                    12,230,238
                                                  ------------
                                                    13,671,272
                                                  ------------
SCIENCE &
 TECHNOLOGY -- 20.2%
COMPUTERS-13.6%
Automatic Data Processing, Inc. ...     116,200      5,599,387
Cisco Systems, Inc.*...............     100,400      7,429,600
Computer Associates International,
 Inc. .............................      39,700      2,243,050
Gateway 2000, Inc.*................      85,200      5,628,525
Hewlett Packard Co. ...............      50,200      3,717,938
Intel Corp. .......................      44,900      3,476,944
Oracle Corp.*......................      85,000      4,042,813
Texas Instruments, Inc. ...........      39,800      3,572,050
                                                  ------------
                                                    35,710,307
                                                  ------------
TELECOMMUNICATIONS-6.6%
Comcast Corp. Special Cl. A........     162,600      6,849,525
Cox Communication, Inc. Cl. A*.....      40,000      1,817,500
Loral Space & Communications
 Ltd. .............................     150,000      2,259,375
MediaOne Group, Inc.*..............      30,800      2,188,725
NTL, Inc.*.........................      56,666      4,271,219
                                                  ------------
                                                    17,386,344
                                                  ------------
                                                    53,096,651
                                                  ------------
TRANSPORT & SERVICE -- 2.4%
RAILROADS-2.4%
Burlington Northern Santa Fe
 Corp. ............................     197,100      6,282,563
                                                  ------------
MISCELLANEOUS -- 7.0%
DIVERSIFIED-6.2%
Berkshire Hathaway, Inc. Cl. A.....          86   $  5,495,400
Loews Corp. .......................      30,000      2,126,250
Tyco International Ltd. ...........     215,800      8,618,512
                                                  ------------
                                                    16,240,162
                                                  ------------
LIMITED PARTNERSHIP-TIMBER-0.5%
Plum Creek Timber Co. LP...........      50,000      1,312,500
                                                  ------------
REAL ESTATE INVESTMENT TRUST-0.3%
General Growth Properties, Inc. ...      30,000        868,125
                                                  ------------
                                                    18,420,787
                                                  ------------
TOTAL COMMON STOCKS
 (cost $174,066,530)...............                257,771,643
                                                  ------------
                                      PRINCIPAL
                                       AMOUNT
                                     ----------
U.S. GOVERNMENT AGENCIES -- 1.8%
Federal Farm Credit Bank
 6.060%, 05/28/03..................  $1,000,000        922,550
Federal Home Loan Bank
 6.700%, 06/25/14..................   2,000,000      1,947,120
Federal National Mortgage
 Association
 7.400%, 07/01/04..................   1,000,000      1,037,220
Federal National Mortgage
 Association
 6.250%, 05/15/29..................   1,000,000        920,000
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCIES
 (cost $4,916,723).................                  4,826,890
                                                  ------------
CORPORATE BONDS -- 0.4%
 (cost $967,564)
BankAmerica Corp.
 5.875%, 02/15/09..................   1,000,000        911,250
                                                  ------------
TOTAL INVESTMENTS -- 100%
 (cost $179,950,819)...............                263,509,783
                                                  ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.0%........                     (1,599)
                                                  ------------

NET ASSETS -- 100%.................               $263,508,184
                                                  ------------
                                                  ------------

* Non-income producing
See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP SMALL COMPANY VALUE FUND

COMMON STOCKS -- 96.9%

                                       SHARES        VALUE
                                     ----------   ------------
BASIC MATERIALS -- 6.1%
CHEMICALS-3.4%
Cambrex Corp.......................     145,800   $  4,410,450
Dexter Corp........................      60,000      2,103,750
Hanna (M.A.) Co....................      48,800        521,550
                                                  ------------
                                                     7,035,750
                                                  ------------
PACKAGING-1.9%
AptarGroup, Inc....................     146,600      3,939,875
                                                  ------------
PAPER-0.8%
Longview Fibre Co..................     150,000      1,706,250
                                                  ------------
                                                    12,681,875
                                                  ------------
CAPITAL GOODS/
CONSTRUCTION -- 9.2%
AEROSPACE-1.8%
AAR Corp...........................      25,000        417,188
Teleflex, Inc......................      94,900      3,232,531
                                                  ------------
                                                     3,649,719
                                                  ------------
BUILDING & CONSTRUCTION-5.2%
Applied Power, Inc. Cl. A..........     119,900      3,484,594
Carlisle Companies, Inc............      93,800      3,118,850
Lydall, Inc.*......................     209,500      1,545,063
RPM, Inc. Ohio.....................     212,187      2,532,982
                                                  ------------
                                                    10,681,489
                                                  ------------
ELECTRICAL EQUIPMENT-2.2%
AMETEK, Inc........................     139,000      2,745,250
Woodhead Industries, Inc...........     197,800      1,916,188
                                                  ------------
                                                     4,661,438
                                                  ------------
                                                    18,992,646
                                                  ------------
CONSUMER CYCLICAL -- 19.2%
AUTO RELATED-1.8%
Modine Manufacturing Co............      33,400        830,825
Myers Industries, Inc..............     202,427      2,846,635
                                                  ------------
                                                     3,677,460
                                                  ------------
FOOD SERVICE/LODGING-3.6%
Marcus Corp........................     269,975      3,796,523
Universal Foods Corp...............     191,800      3,668,175
                                                  ------------
                                                     7,464,698
                                                  ------------
HOUSEHOLD FURNITURE/APPLIANCES-1.9%
Chromcraft Revington, Inc.*........     221,600      2,423,750
HON Industries, Inc................      82,000      1,609,250
                                                  ------------
                                                     4,033,000
                                                  ------------
PRINTING & PUBLISHING-6.2%
American Business Products, Inc....     111,600      1,457,775
Banta Corp.........................     142,250      3,218,406
Harte Hanks, Inc...................      22,000        435,875
Lee Enterprises, Inc...............     141,200      4,165,400
Meredith Corp......................     103,000      3,675,813
                                                  ------------
                                                    12,953,269
                                                  ------------
RETAIL-GENERAL-5.7%
Consolidated Stores Corp.*.........      70,000   $  1,281,875
Lands' End, Inc.*..................      30,000      2,308,125
Michael's Stores, Inc.*............      72,000      2,416,500
Ruddick Corp.......................     247,700      4,226,381
Zale Corp.*........................      37,000      1,549,375
                                                  ------------
                                                    11,782,256
                                                  ------------
                                                    39,910,683
                                                  ------------
CONSUMER STAPLES -- 9.5%
DRUGS-2.5%
Jones Pharma, Inc..................      94,500      2,929,500
West Pharmaceutical Services,
 Inc...............................      64,100      2,215,456
                                                  ------------
                                                     5,144,956
                                                  ------------
HOSPITAL SUPPLIES & SERVICES-5.2%
Arrow International, Inc...........     126,000      3,417,750
Bard (C.R.), Inc...................      44,000      2,373,250
Beckman Instruments, Inc...........      63,600      2,925,600
Invacare Corp......................     101,700      2,122,988
                                                  ------------
                                                    10,839,588
                                                  ------------
HOUSEHOLD PRODUCTS-1.8%
Premark International Inc..........      66,000      3,613,500
                                                  ------------
                                                    19,598,044
                                                  ------------
ENERGY -- 4.2%
OIL-DOMESTIC-2.0%
Helmerich & Payne, Inc.............     170,000      4,048,125
                                                  ------------
OIL-SUPPLIES & CONSTRUCTION-2.2%
BJ Services Co.*...................      20,000        686,250
Tidewater, Inc.....................      54,100      1,623,000
Varco International, Inc.*.........     220,000      2,323,750
                                                  ------------
                                                     4,633,000
                                                  ------------
                                                     8,681,125
                                                  ------------
FINANCIAL -- 19.7%
BANKS-10.7%
AmSouth Bancorporation.............     194,022      4,996,067
Associated Banc-Corp...............      43,000      1,654,156
Centura Banks, Inc.................      35,000      1,844,063
Cullen/Frost Bankers, Inc..........     122,000      3,522,750
FirstMerit Corp....................     180,000      4,758,750
First Virginia Banks, Inc..........      42,300      2,025,113
Peoples' Bank, Inc.................     125,000      3,164,062
Sovereign Bancorp, Inc.............      31,500        277,594
                                                  ------------
                                                    22,242,555
                                                  ------------
INSURANCE-9.0%
Brown & Brown, Inc.................      96,900      3,270,375
Horace Mann Educators Corp.........     122,000      3,438,875
HSB Group, Inc.....................     114,950      4,396,838
Protective Life Corp...............     132,200      4,783,987
ReliaStar Financial Corp...........      65,000      2,790,938
                                                  ------------
                                                    18,681,013
                                                  ------------
                                                    40,923,568
                                                  ------------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
(continued)
--------------------------------------------------------------------------------
DLJ WINTHROP SMALL COMPANY VALUE FUND

                                       SHARES        VALUE
                                     ----------   ------------
PUBLIC UTILITIES -- 6.1%
ELECTRIC-0.8%
Niagara Mohawk Holdings, Inc.*.....     110,000   $  1,746,250
                                                  ------------
GAS-5.3%
National Fuel Gas Co...............      89,600      4,379,200
Washington Gas Light Co............      81,000      2,202,187
WICOR, Inc.........................     145,400      4,325,650
                                                  ------------
                                                    10,907,037
                                                  ------------
                                                    12,653,287
                                                  ------------
TECHNOLOGY -- 15.3%
COMPUTER SERVICES-1.1%
Keane, Inc.*.......................      83,900      1,971,650
Mastech Corp.*.....................      16,400        280,850
                                                  ------------
                                                     2,252,500
                                                  ------------
ELECTRONICS-13.0%
Artesyn Technologies, Inc.*........     152,000      3,002,000
Dallas Semiconductor Corp..........      93,000      5,475,375
DII Group, Inc.*...................      71,000      2,556,000
Electro Scientific Industries,
 Inc.*.............................      78,000      4,212,000
Methode Electronics, Inc. Cl. A....     239,150      3,826,400
Pioneer Standard Electronics,
 Inc...............................     274,450      3,585,002
Technitrol, Inc....................      90,600      3,295,575
Teradyne, Inc.*....................      28,000      1,078,000
                                                  ------------
                                                    27,030,352
                                                  ------------
SOFTWARE & PROGRAMMING-1.2%
Progress Software Corp.*...........      74,400      2,492,400
                                                  ------------
                                                    31,775,252
                                                  ------------
TRANSPORT & SERVICE -- 5.2%
PROFESSIONAL SERVICES-2.6%
Jacobs Engineering Group, Inc.*....      71,650      2,543,575
RemedyTemp, Inc.*..................      80,000        860,000
Tetra Tech, Inc.*..................     124,375      1,974,453
                                                  ------------
                                                     5,378,028
                                                  ------------
EDUCATION-1.1%
ITT Educational Services, Inc......     115,900   $  2,289,025
                                                  ------------
TRUCKING & SHIPPING-1.5%
Werner Enterprises, Inc............     196,750      3,135,703
                                                  ------------
                                                    10,802,756
                                                  ------------
MISCELLANEOUS -- 2.4%
DIVERSIFIED-1.9%
Brady (W.H.) Cl. A.................     112,700      3,268,300
Federal Signal Corp................      40,000        752,500
                                                  ------------
                                                     4,020,800
                                                  ------------
REAL ESTATE INVESTMENT TRUST-0.5%
Liberty Property Trust.............      42,000        981,750
                                                  ------------
                                                     5,002,550
                                                  ------------
TOTAL COMMON STOCKS
 (cost $148,982,112)...............                201,021,786
                                                  ------------
                                      PRINCIPAL
                                       AMOUNT
                                     ----------
COMMERCIAL PAPER -- 2.8%
 (amortized cost $5,860,000)
Merrill Lynch & Co.
 5.300%, 11/01/99..................  $5,860,000      5,860,000
                                                  ------------
TOTAL INVESTMENTS -- 99.7%
 (cost $154,842,113)...............                206,881,786
                                                  ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.3%........                    567,403
                                                  ------------

NET ASSETS -- 100%.................               $207,449,189
                                                  ------------
                                                  ------------

* Non-income producing

See notes to financial statements.

DLJ WINTHROP FOCUS FUND -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP FIXED INCOME FUND

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                      -----------   ------------
U.S. GOVERNMENT
  OBLIGATIONS -- 15.2%
  United States Treasury Bonds
    6.125%, 08/15/07................  $ 3,000,000   $  2,987,730
  United States Treasury Notes
    7.500%, 11/15/01................    2,675,000      2,760,092
    6.125%, 12/31/01................    9,000,000      9,052,290
    6.250%, 08/31/02................    2,000,000      2,018,820
    6.250%, 02/15/03................    8,000,000      8,072,160
                                                    ------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
      (cost $25,042,633)............                  24,891,092
                                                    ------------
U.S. GOVERNMENT
  AGENCIES -- 39.2%
  Federal Farm Credit Bank
    5.720%, 04/13/05................    5,000,000      4,818,750
  Federal Home Loan Bank
    5.625%, 03/19/01................    5,000,000      4,970,500
    5.625%, 03/28/02................    5,000,000      4,912,250
    7.360%, 07/01/04................    6,000,000      6,206,280
    6.000%, 06/11/08................    5,000,000      4,757,800
  Federal Home Loan Mortgage Corp.
    Pool #220016 8.750%, 10/01/01...        2,209          2,261
    6.300%, 06/01/04................    5,000,000      4,904,500
    6.000%, 07/19/04................    2,000,000      1,944,700
    6.875%, 11/22/06................      500,000        487,335
    7.625%, 09/09/09................    3,000,000      3,006,750
    Pool #260499 10.000%,
      04/01/16......................       14,340         15,514
    Pool #292065 8.500%, 04/01/17...    1,870,507      1,957,018
    Pool #606523 7.779%, 10/01/19...      896,566        916,739
  Federal Home Loan Mortgage Corp.
    Discount Notes
    5.020%, 11/03/99................    4,100,000      4,098,857
  Federal National Mortgage
    Association
    Pool #312088 7.000%, 06/01/02...      542,570        542,228
    Pool #76368 9.250%, 09/01/03....       35,502         37,199
    Pool #76378 9.250%, 09/01/03....       74,231         77,780
    5.625%, 05/14/04................    9,625,000      9,323,930
    8.500%, 02/01/05................    1,000,000      1,005,810
    5.750%, 06/15/05................    3,000,000      2,899,260
    6.950%, 11/13/06................    1,000,000        978,820
    Pool #125136 8.000%, 07/01/07...      748,445        767,388
    Pool #035574 8.750%, 10/01/08...      149,952        156,137
    Pool #004542 12.000%,
      12/01/08......................      248,324        281,847
    Pool #243876 9.000%, 01/01/09...      182,493        191,046
    6.375%, 06/15/09................    2,404,000      2,347,338
    Pool #270674 9.000%, 09/01/17...      385,991        404,082
    Pool #224635 9.000%, 09/01/20...      141,537        148,171
    Pool #222934 9.500%, 02/01/21...       75,488         80,324
    Pool #124211 7.038%, 12/01/21...    1,242,786      1,257,538
    Pool #124790 9.000%, 02/01/23...      505,996        529,712
  Government National Mortgage Association
    Pool #93401 9.500%, 01/15/10....      121,337        129,565
    Pool #058985 11.000%,
      07/15/13......................       13,913         15,373
    Pool #068764 12.000%,
      09/15/13......................       19,536         22,118
    Pool #296254 9.500%, 09/15/20...        4,721          5,068
                                                    ------------
  TOTAL U.S. GOVERNMENT AGENCIES
    (cost $65,380,604)..............                  64,199,988
                                                    ------------
CORPORATE BONDS -- 44.0%
CONSUMER PRODUCTS & SERVICES-6.4%
  Anheuser Busch Cos.
    7.000%, 09/01/05................  $ 1,500,000   $  1,507,500
  Coca-Cola Enterprises
    6.700%, 10/15/36................    4,100,000      4,059,000
  Tyco International Group, Inc.
    6.125%, 06/15/01................    5,000,000      4,937,500
                                                    ------------
                                                      10,504,000
                                                    ------------
FINANCIAL-22.7%
  Associates Corp.
    5.875%, 07/15/02................    5,000,000      4,887,500
  Bank One Corp.
    6.875%, 08/01/06................    5,000,000      4,925,000
  Chemical Master Credit Card Trust
    5.550%, 09/15/03................    4,000,000      3,975,320
  CIT Group, Inc.
    5.500%, 10/15/01................    4,000,000      3,915,000
  J.P. Morgan & Co.
    5.750%, 02/25/04................    5,500,000      5,238,750
  Household Finance Co.
    6.000%, 05/01/04................    4,550,000      4,333,875
  MBNA Master Credit Card Trust
    6.450%, 02/15/08................    5,000,000      4,919,100
  Sears Credit Account Master Trust
    Series 1995-2 8.100%,
    06/15/04........................      937,500        949,566
  Standard Credit Card Master Trust
    8.250%, 11/07/03................    4,000,000      4,154,760
                                                    ------------
                                                      37,298,871
                                                    ------------
PUBLIC UTILITIES-11.9%
  AT&T Corp.
    6.000%, 03/15/09................    8,500,000      7,873,125
  Consolidated Natural Gas Co.
    6.875%, 10/15/26................    2,000,000      1,912,500
  MCI Communications Corp.
    6.125%, 04/15/02................    5,000,000      4,918,750
  National Rural Utilities
    Cooperative
    Finance Corp. 6.125%,
    05/15/05........................    1,000,000        955,000
  Oklahoma Gas & Electric Co.
    6.500%, 07/15/17................    4,000,000      3,930,000
                                                    ------------
                                                      19,589,375
                                                    ------------
TECHNOLOGY-3.0%
  Xerox Corp.
    6.250%, 11/15/26................    5,000,000      4,912,500
                                                    ------------
TOTAL CORPORATE BONDS
    (cost $74,442,822)..............                  72,304,746
                                                    ------------
TOTAL INVESTMENTS -- 98.4%
    (cost $164,866,059).............                 161,395,826
                                                    ------------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 1.6%........                   2,558,630
                                                    ------------

NET ASSETS -- 100.0%................                $163,954,456
                                                    ------------
                                                    ------------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL TRUST FUND

                                      PRINCIPAL
                                       AMOUNT        VALUE
                                      ----------   -----------

MUNICIPAL BONDS -- 98.4%
COLORADO-5.3%
Denver, Colorado City & County
 Airport
 6.750%, 11/15/22...................  $1,580,000   $ 1,625,425
                                                   -----------
ILLINOIS-7.0%
Chicago, Illinois Metropolitan
 Water Reclamation District
 5.750%, 12/01/01...................   1,000,000     1,030,000
Chicago, Illinois Metropolitan
 Water Reclamation District
 7.000%, 01/01/11...................   1,000,000     1,126,250
                                                   -----------
                                                     2,156,250
                                                   -----------
INDIANA-3.5%
Indiana University Revenue
 Student Fee Ser. K
 6.500%, 08/01/05...................   1,000,000     1,077,500
                                                   -----------
IOWA-3.4%
Iowa Student Loan Liquidation Corp.
 6.800%, 03/01/05...................   1,000,000     1,047,500
                                                   -----------
KENTUCKY-6.8%
Louisville & Jefferson County
 Airport Authority
 3.500%, 01/01/29...................   2,100,000     2,100,000
                                                   -----------
NEW YORK-6.8%
New York City, New York Ser. G
 5.750%, 02/01/08...................   1,000,000     1,033,750
New York State Dormitory
 Authority Revenue
 6.500%, 05/15/06...................   1,000,000     1,082,500
                                                   -----------
                                                     2,116,250
                                                   -----------
OKLAHOMA-5.2%
Grand River Dam Authority, Oklahoma
 6.250%, 06/01/11...................   1,500,000     1,618,125
                                                   -----------
PENNSYLVANIA-3.2%
Pennsylvania Intergov't Coop.
 Authority
 5.000%, 06/15/09...................   1,000,000       983,750
                                                   -----------
PUERTO RICO-6.7%
Puerto Rico Commonwealth Refunding
 5.100%, 07/01/02...................   1,000,000     1,015,000
Puerto Rico Electric Power Authority
 6.000%, 07/01/11...................   1,000,000     1,066,250
                                                   -----------
                                                     2,081,250
                                                   -----------
TENNESSEE-3.4%
Memphis, Tennessee Electric System
 6.000%, 01/01/05...................  $1,000,000   $ 1,053,750
                                                   -----------
TEXAS-35.7%
Dallas, Texas Improvement
 4.000%, 02/15/04...................   2,000,000     1,947,500
Gulf Coast Waste Disposal Authority
 3.600%, 05/01/23...................     600,000       600,000
Houston, Texas Revenue
 5.000%, 03/01/05...................   2,000,000     2,020,000
Lewisville, Texas Independent
 School District
 6.000%, 08/15/01...................   1,000,000     1,030,000
Plano, Texas Independent
 School District
 6.000%, 02/15/05...................   2,000,000     2,112,500
Port Authority of Houston, Texas
 5.375%, 10/01/05...................   1,275,000     1,314,844
San Antonio, Texas Electric & Gas
 5.000%, 02/01/04...................       5,000         4,769
 5.000%, 02/01/12...................     995,000       951,468
Texas State Refunding Ser. A
 6.000%, 10/01/08...................   1,000,000     1,068,750
                                                   -----------
                                                    11,049,831
                                                   -----------
UTAH-1.6%
Utah State General Obligation
 5.000%, 07/01/06...................     500,000       505,000
                                                   -----------
WASHINGTON-3.2%
Washington State General Obligation
 5.000%, 01/01/05...................   1,000,000     1,008,750
                                                   -----------
WISCONSIN-6.6%
Wisconsin State Clean Water Revenue
 5.000%, 06/01/03...................   2,000,000     2,032,500
                                                   -----------
TOTAL INVESTMENTS -- 98.4%
 (cost $30,534,046).................                30,455,881
                                                   -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.6%.........                   499,946
                                                   -----------

NET ASSETS -- 100.0%................               $30,955,827
                                                   -----------
                                                   -----------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 1999
--------------------------------------------------------------------------------

                                                                                SMALL          FIXED
                                                              GROWTH AND       COMPANY         INCOME       MUNICIPAL
                                              GROWTH FUND    INCOME FUND     VALUE FUND         FUND       TRUST FUND
                                              -----------    -----------    -------------   ------------   ----------
ASSETS:
    Investments in securities, at value
      (cost $104,395,101, $179,950,819,
      $154,842,113, $164,866,059, and
      $30,534,046, respectively)............  $173,284,092   $263,509,783    $206,881,786    $161,395,826   $30,455,881
    Cash....................................        25,237        124,978         --                8,832       105,992
    Receivable for investment securities
      sold..................................       --             --            1,853,059        --              --
    Receivable for capital stock sold.......       268,131        113,882          19,352          30,392        --
    Dividends and interest receivable.......        99,009        350,692         167,796       2,651,306       453,963
                                              ------------   ------------    ------------    ------------   -----------
         Total assets.......................   173,676,469    264,099,335     208,921,993     164,086,356    31,015,836
                                              ------------   ------------    ------------    ------------   -----------
LIABILITIES:
    Payable to investment advisor...........        90,376        123,165         139,353          56,880        13,429
    Payable to distributor..................        59,071         75,767          63,770          14,901         8,164
    Payable for investment securities
      purchased.............................       --             --              877,001        --              --
    Payable for capital stock redeemed......        47,011        104,075          39,523          11,000        --
    Cash overdraft due to custodian.........       --             --                3,688        --              --
    Dividend payable........................       --             --              --               48,592        20,922
    Accrued expenses and other
      liabilities...........................       180,803        288,144         349,469             527        17,494
                                              ------------   ------------    ------------    ------------   -----------
         Total liabilities..................       377,261        591,151       1,472,804         131,900        60,009
                                              ------------   ------------    ------------    ------------   -----------
NET ASSETS..................................  $173,299,208   $263,508,184    $207,449,189    $163,954,456   $30,955,827
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
NET ASSETS CONSIST OF:
    Capital paid-in.........................  $ 91,066,085   $172,012,112    $134,572,133    $168,015,238   $30,809,707
    Undistributed (distributions in excess
      of) net investment income.............       --             802,821         349,206         (48,592)       --
    Accumulated net realized gain (loss) on
      investments...........................    13,344,132      7,134,287      20,488,177        (541,957)      224,285
    Net unrealized
      appreciation/(depreciation) on
      investments...........................    68,888,991     83,558,964      52,039,673      (3,470,233)      (78,165)
                                              ------------   ------------    ------------    ------------   -----------
                                              $173,299,208   $263,508,184    $207,449,189    $163,954,456   $30,955,827
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
CLASS A SHARES:
    Net assets..............................  $135,677,499   $174,212,733    $188,192,028    $ 43,059,536   $29,911,515
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
    Shares outstanding......................     6,379,695      7,415,622       9,170,397       4,379,237     2,975,970
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
    Net asset value and redemption value
      per share.............................        $21.27         $23.49          $20.52           $9.83        $10.05
                                                    ------         ------          ------           -----        ------
                                                    ------         ------          ------           -----        ------
    Maximum offering price per share (net
      asset value plus maximum sales
      charge)...............................        $22.57         $24.92          $21.77          $10.32        $10.55
                                                    ------         ------          ------          ------        ------
                                                    ------         ------          ------          ------        ------
CLASS B SHARES:
    Net assets..............................  $ 32,783,100   $ 41,143,897    $ 19,257,161    $  4,470,817   $ 1,044,312
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
    Shares outstanding......................     1,579,986      1,760,765         956,642         454,702       103,947
                                              ------------   ------------    ------------    ------------   -----------
                                              ------------   ------------    ------------    ------------   -----------
    Net asset value and offering price per
      share.................................        $20.75         $23.37          $20.13           $9.83        $10.05
                                                    ------         ------          ------           -----        ------
                                                    ------         ------          ------           -----        ------
CLASS D SHARES:
    Net assets..............................  $  4,838,609   $ 48,151,554                    $116,424,103
                                              ------------   ------------                    ------------
                                              ------------   ------------                    ------------
    Shares outstanding......................       227,528      2,049,166                      11,840,434
                                              ------------   ------------                    ------------
                                              ------------   ------------                    ------------
    Net asset value and offering price per
      share.................................        $21.27         $23.50                           $9.83
                                                    ------         ------                           -----
                                                    ------         ------                           -----

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF OPERATIONS
for the year ended October 31, 1999
--------------------------------------------------------------------------------

                                                                          SMALL         FIXED
                                             GROWTH      GROWTH AND      COMPANY       INCOME       MUNICIPAL
                                              FUND       INCOME FUND   VALUE FUND       FUND       TRUST FUND
                                           -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
    Dividends............................  $ 1,406,230   $ 3,507,477    $3,746,394   $    --       $    --
    Interest.............................      167,432       378,149       120,483     6,561,382     1,834,634
                                           -----------   -----------   -----------   -----------   -----------
      Total investment income............    1,573,662     3,885,626     3,866,877     6,561,382     1,834,634
                                           -----------   -----------   -----------   -----------   -----------
EXPENSES:
    Investment advisory fees (Note B)....      984,475     1,377,123     1,826,662       641,978       247,109
    Distribution fees -- Class A
      (Note B)...........................      362,168       522,846       632,837       133,853       114,538
    Distribution fees -- Class B
      (Note B)...........................      252,991       389,799       213,205        54,120        13,582
    Transfer agent fees..................      138,000       196,000       273,000        60,000        50,000
    Custodian fees.......................       78,000       106,000       119,000        69,000        54,000
    Registration fees....................       43,000        61,000        54,000        59,000        30,000
    Printing fees........................       26,000        39,000        42,000        16,000        12,000
    Legal fees...........................       40,000        62,000        58,000        30,000        14,000
    Auditing fees........................       19,000        34,000        34,000        16,000        10,000
    Trustees' fees (Note B)..............       15,000        25,000        25,000        13,000        10,000
    Miscellaneous........................       22,545        34,614        45,316        19,037        13,095
                                           -----------   -----------   -----------   -----------   -----------
      Total expenses.....................    1,981,179     2,847,382     3,323,020     1,111,988       568,324
      Less expenses reimbursed by
         investment advisor (Note B).....      --             --            --          (157,981)     (163,442)
                                           -----------   -----------   -----------   -----------   -----------
      Net expenses.......................    1,981,179     2,847,382     3,323,020       954,007       404,882
                                           -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS).............     (407,517)    1,038,244       543,857     5,607,375     1,429,752
                                           -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS -- Note C:
    Net realized gain/(loss) on
      investments........................   13,398,533     7,532,501    20,499,594      (554,334)      216,865
    Net change in unrealized appreciation
      on investments.....................   23,871,282    18,898,886    (9,202,368)   (5,249,092)   (1,926,952)
                                           -----------   -----------   -----------   -----------   -----------
    Net realized and unrealized gain
      (loss) on investments..............   37,269,815    26,431,387    11,297,226    (5,803,426)   (1,710,087)
                                           -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS........................  $36,862,298   $27,469,631   $11,841,083   $  (196,051)  $  (280,335)
                                           -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              GROWTH FUND             GROWTH AND INCOME FUND
                                                      ---------------------------   ---------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                        10/31/99       10/31/98       10/31/99       10/31/98
                                                      ------------   ------------   ------------   ------------
OPERATIONS:
    Net investment income (loss)....................  $   (407,517)  $   (124,593)  $  1,038,244   $  1,551,995
    Net realized gain on investments................    13,398,533      2,384,117      7,532,501     19,617,176
    Net change in unrealized appreciation on
      investments...................................    23,871,282     17,170,311     18,898,886     10,161,862
                                                      ------------   ------------   ------------   ------------
    Increase in net assets from operations..........    36,862,298     19,429,835     27,469,631     31,331,033
                                                      ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A.......................................       --            (101,689)      (694,625)    (1,262,477)
      Class B.......................................       --             --             (16,859)       (27,525)
      Class D.......................................       --             --            (141,754)       --
    Realized gains on investments:
      Class A.......................................    (1,523,410)    (5,154,757)   (14,556,598)    (7,513,780)
      Class B.......................................      (279,678)      (680,240)    (3,003,060)    (1,134,914)
                                                      ------------   ------------   ------------   ------------
    Total dividends and distributions to
      shareholders..................................    (1,803,088)    (5,936,686)   (18,412,896)    (9,938,696)
                                                      ------------   ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D..........    23,723,233      7,719,245     57,190,869     10,617,782
                                                      ------------   ------------   ------------   ------------
    Total increase in net assets....................    58,782,443     21,212,394     66,247,604     32,010,119
NET ASSETS:
    Beginning of year...............................   114,516,765     93,304,371    197,260,580    165,250,461
                                                      ------------   ------------   ------------   ------------
    End of year (including undistributed net
      investment income of $802,821 and $544,417 for
      the Growth and Income Fund at 10/31/99 and
      10/31/98, respectively).......................  $173,299,208   $114,516,765   $263,508,184   $197,260,580
                                                      ------------   ------------   ------------   ------------
                                                      ------------   ------------   ------------   ------------

                                                       SMALL COMPANY VALUE FUND          FIXED INCOME FUND
                                                      ---------------------------   ---------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                        10/31/99       10/31/98       10/31/99       10/31/98
                                                      ------------   ------------   ------------   ------------
OPERATIONS:
    Net investment income...........................  $    543,857   $    738,561   $  5,607,375   $  2,878,129
    Net realized gain (loss) on investments.........    20,499,594        112,417       (554,334)     1,056,920
    Net change in unrealized appreciation on
      investments...................................    (9,202,368)   (34,616,060)    (5,249,092)       484,233
                                                      ------------   ------------   ------------   ------------
    Increase (decrease) in net assets from
      operations....................................    11,841,083    (33,765,082)      (196,051)     4,419,282
                                                      ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A.......................................      (852,298)      (808,971)    (2,198,867)    (2,691,416)
      Class B.......................................       --             --            (228,041)      (186,495)
      Class D.......................................       --             --          (3,180,467)       --
    Realized gains on investments:
      Class A.......................................      (168,838)   (15,177,402)      (477,719)       --
      Class B.......................................       (16,223)    (1,010,450)       (58,661)       --
                                                      ------------   ------------   ------------   ------------
    Total dividends and distributions to
      shareholders..................................    (1,037,359)   (16,996,823)    (6,143,755)    (2,877,911)
                                                      ------------   ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D..........   (63,511,227)     9,522,839    116,610,870     (5,987,911)
                                                      ------------   ------------   ------------   ------------
    Total increase (decrease) in net assets.........   (52,707,503)   (41,239,066)   110,271,064     (4,446,540)
NET ASSETS:
    Beginning of year...............................   260,156,692    301,395,758     53,683,392     58,129,932
                                                      ------------   ------------   ------------   ------------
    End of year (including undistributed net
      investment income of $349,206 and $657,647 for
      the Small Company Value Fund at 10/31/99 and
      10/31/98, respectively and
      undistributed/(distributions in excess of) net
      investment income of $(48,592) and $218 for
      the Fixed Income Fund at 10/31/99 and
      10/31/98, respectively).......................  $207,449,189   $260,156,692   $163,954,456   $ 53,683,392
                                                      ------------   ------------   ------------   ------------
                                                      ------------   ------------   ------------   ------------

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 MUNICIPAL TRUST FUND
                                                              --------------------------
                                                                      YEAR ENDED
                                                                10/31/99      10/31/98
                                                              ------------   -----------
OPERATIONS:
    Net investment income...................................  $  1,429,752   $ 1,519,223
    Net realized gain on investments........................       216,865       454,476
    Net change in unrealized appreciation on investments....    (1,926,952)      549,834
                                                              ------------   -----------
    Increase (decrease) in net assets from operations.......      (280,335)    2,523,533
                                                              ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A...............................................    (1,389,791)   (1,489,223)
      Class B...............................................       (39,961)      (30,000)
                                                              ------------   -----------
    Total dividends and distributions to shareholders.......    (1,429,752)   (1,519,223)
                                                              ------------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D..................   (13,070,060)    8,307,730
                                                              ------------   -----------
    Total increase (decrease) in net assets.................   (14,780,147)    9,312,040
NET ASSETS:
    Beginning of year.......................................    45,735,974    36,423,934
                                                              ------------   -----------
    End of year.............................................  $ 30,955,827   $45,735,974
                                                              ------------   -----------
                                                              ------------   -----------

See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1999
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop Focus Funds ('DLJ Winthrop' or 'Funds') operates as a series company currently consisting of five portfolios (the 'Portfolios'): DLJ Winthrop Growth Fund, DLJ Winthrop Growth and Income Fund, DLJ Winthrop Small Company Value Fund, DLJ Winthrop Fixed Income Fund, and DLJ Winthrop Municipal Trust Fund. DLJ Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ('Act').

The investment objective of the DLJ Winthrop Growth Fund and the DLJ Winthrop Growth and Income Fund is long-term capital appreciation. The DLJ Winthrop Growth and Income Fund also seeks continuity of income. The investment objective of the DLJ Winthrop Small Company Value Fund is a high level of growth of capital. The DLJ Winthrop Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The DLJ Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities.

Each portfolio offers Class A and Class B shares. Effective April 30, 1999, the Growth and Income Fund and the Fixed Income Fund commenced offering Class D shares. Effective May 13, 1999, the Growth Fund commenced offering Class D shares. Class A shares of the Growth Fund, the Growth and Income Fund and the Small Company Value Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Fund and the Municipal Trust Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Each class is identical in all respects except that Class A and Class B bear different distribution service fees and Class D shares are not subject to any distribution service fees.
Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

During the year ended October 31, 1999, the Fixed Income Fund and the Growth and Income Fund acquired all of the net assets (consisting of cash and investment securities and accrued interest and dividends receivable) from the DLJ Bond Fund and the DLJ Balanced Fund (two 401(k) plans offered to employees of the Advisor and its affiliates) in exchange for Class D shares of beneficial interest. The Fixed Income Fund received all of the net assets of the DLJ Bond Fund, amounting to $93,716,318 and 40% of the net assets of the DLJ Balanced Fund, amounting to $34,901,674 and, in return, issued 12,747,076 Class D shares. The Growth and Income Fund received 60% of the net assets of the DLJ Balanced Fund, amounting to $52,352,512 and issued 2,206,174 Class D shares.

At October 31, 1999, the DLJ Winthrop Municipal Trust Fund had approximately 36% of its net assets invested in municipal obligations of Texas. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations of the Fund.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by DLJ Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New

DLJ WINTHROP FOCUS FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

  York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

  The Fixed Income Fund has an unused capital loss carryover of approximately $542,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. If not applied, the carryover expires in fiscal 2007.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (6) RECLASSIFICATION OF COMPONENTS OF NET ASSETS: At October 31, 1999, the following reclassifications were recorded to reflect permanent book/tax differences: Growth Fund reduced capital paid-in $407,517 and reduced accumulated net investment loss $407,517; Growth and Income Fund increased capital paid-in $163,413, reduced accumulated net realized gain on investments $236,811, and increased undistributed net investment income $73,398; and Fixed Income Fund reduced capital paid-in $106,494, reduced accumulated net realized loss on investments $155,304 and increased distributions in excess of net investment income $48,810. These reclassifications had no effect on net assets or net asset value per share.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Asset Management Group, Inc. (the 'Advisor') (formerly known as Wood, Struthers & Winthrop Management Corp.) is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies. Under its Advisory Agreement with DLJ Winthrop, the Advisor will provide investment advisory services and order placement facilities for DLJ Winthrop and pay all compensation of Trustees of

DLJ WINTHROP FOCUS FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

DLJ Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish DLJ Winthrop, without charge, management supervision and assistance and office facilities. DLJ Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the year ended October 31, 1999, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund and Municipal Trust Fund and 0.70% of the average daily net assets of the Class D shares of the Fixed Income Fund. With respect to both Funds, the Advisor has agreed to a contractual expense limitation to continue this practice through October 31, 2000. After October 31, 2000, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $157,981 and $163,442, respectively, during the year ended October 31, 1999.

Pursuant to Rule 12b-1 under the Act, DLJ Winthrop has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, DLJ Winthrop's Distributor, under which DLJ Winthrop pays a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including DLJ Winthrop) to finance the distribution of DLJ Winthrop's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting and an annual retainer fee of $2,000. In addition, each unaffiliated Trustee receives an attendance fee of $500 per audit committee meeting. Trustees' fees are charged to all series of the Funds and are allocated on a pro rata basis.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1999, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1999, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                                   GROWTH AND    SMALL COMPANY      FIXED          MUNICIPAL
                                                     GROWTH FUND   INCOME FUND    VALUE FUND     INCOME FUND      TRUST FUND
                                                     -----------   -----------    ----------     -----------      ----------
Gross appreciation (investments having an excess of
  value over cost).................................  $70,296,236   $92,976,583   $ 54,899,224    $     57,607     $   243,546
Gross depreciation (investments having an excess of
  cost over value).................................  (1,407,245)    (9,417,619)    (2,859,551)     (3,527,840)       (321,711)
                                                     -----------   -----------   ------------    ------------     -----------
Net unrealized appreciation (depreciation) of
  investments......................................  $68,888,991   $83,558,964   $ 52,039,673    $ (3,470,233)    $   (78,165)
                                                     -----------   -----------   ------------    ------------     -----------
                                                     -----------   -----------   ------------    ------------     -----------

For the year ended October 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                   GROWTH AND    SMALL COMPANY      FIXED          MUNICIPAL
                                                     GROWTH FUND   INCOME FUND    VALUE FUND     INCOME FUND      TRUST FUND
                                                     -----------   -----------    ----------     -----------      ----------
Purchases..........................................  $67,979,860   $97,661,120   $ 67,742,755    $195,217,694     $30,216,238
Sales..............................................   49,599,055    57,343,222    119,179,102      84,670,622      45,015,132

DLJ WINTHROP FOCUS FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized. Transactions in shares of beneficial interest were as follows:

                                                       GROWTH FUND                       GROWTH AND INCOME FUND
                                    -------------------------------------------------   -------------------------
                                                 YEAR ENDED OCTOBER 31,                  YEAR ENDED OCTOBER 31,
                                              1999                      1998                      1999
                                    ------------------------   ----------------------   -------------------------
                                     SHARES        AMOUNT       SHARES      AMOUNT        SHARES        AMOUNT
                                     ------        ------       ------      ------        ------        ------
CLASS A
Shares sold.......................  1,065,641   $ 20,539,658    422,109   $ 6,775,100      678,846   $ 15,276,701
Shares issued through
  reinvestment of dividends
  and distributions...............     79,584      1,318,711    328,321     4,571,899      614,712     12,914,181
                                    ---------   ------------   --------   -----------   ----------   ------------
                                    1,145,225     21,858,369    750,430    11,346,999    1,293,558     28,190,882
                                    ---------   ------------   --------   -----------   ----------   ------------
Shares redeemed...................   (640,696)   (12,397,268)  (570,317)   (9,018,140)  (1,133,237)   (25,802,845)
                                    ---------   ------------   --------   -----------   ----------   ------------
Net increase (decrease)...........    504,529   $  9,461,101    180,113   $ 2,328,859      160,321   $  2,388,037
                                    ---------   ------------   --------   -----------   ----------   ------------
                                    ---------   ------------   --------   -----------   ----------   ------------
CLASS B
Shares sold.......................    667,503   $ 12,806,960    405,245   $ 6,311,194      397,678   $  9,035,772
Shares issued through
  reinvestment of dividends
  and distributions...............     16,719        272,358     48,496       672,194      139,759      2,921,650
                                    ---------   ------------   --------   -----------   ----------   ------------
                                      684,222     13,079,318    453,741     6,983,388      537,437     11,957,422
                                    ---------   ------------   --------   -----------   ----------   ------------
Shares redeemed...................   (177,148)    (3,396,569)  (100,834)   (1,593,002)    (254,577)    (5,820,349)
                                    ---------   ------------   --------   -----------   ----------   ------------
Net increase......................    507,074   $  9,682,749    352,907   $ 5,390,386      282,860   $  6,137,073
                                    ---------   ------------   --------   -----------   ----------   ------------
                                    ---------   ------------   --------   -----------   ----------   ------------
CLASS D
Shares sold.......................    231,750   $  4,666,053                             2,283,021   $ 54,169,244
Shares issued through
  reinvestment of dividends
  and distributions...............     --            --                                      6,193        141,754
                                    ---------   ------------                            ----------   ------------
                                      231,750      4,666,053                             2,289,214     54,310,998
                                    ---------   ------------                            ----------   ------------
Shares redeemed...................     (4,222)       (86,670)                             (240,048)    (5,645,239)
                                    ---------   ------------                            ----------   ------------
Net increase......................    227,528   $  4,579,383                             2,049,166   $ 48,665,759
                                    ---------   ------------                            ----------   ------------
                                    ---------   ------------                            ----------   ------------
                                     GROWTH AND INCOME FUND
                                    ------------------------
                                     YEAR ENDED OCTOBER 31,
                                              1998
                                    ------------------------
                                     SHARES        AMOUNT
                                     ------        ------
CLASS A
Shares sold.......................    644,179   $ 14,182,363
Shares issued through
  reinvestment of dividends
  and distributions...............    360,571      7,446,447
                                    ---------   ------------
                                    1,004,750     21,628,810
                                    ---------   ------------
Shares redeemed...................   (996,891)   (21,924,317)
                                    ---------   ------------
Net increase (decrease)...........      7,859   $   (295,507)
                                    ---------   ------------
                                    ---------   ------------
CLASS B
Shares sold.......................    597,420   $ 13,125,998
Shares issued through
  reinvestment of dividends
  and distributions...............     54,492      1,126,775
                                    ---------   ------------
                                      651,912     14,252,773
                                    ---------   ------------
Shares redeemed...................   (154,355)    (3,339,484)
                                    ---------   ------------
Net increase......................    497,557   $ 10,913,289
                                    ---------   ------------
                                    ---------   ------------

DLJ WINTHROP FOCUS FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

                                            SMALL COMPANY VALUE FUND                       FIXED INCOME FUND
                              -----------------------------------------------------   ---------------------------
                                             YEAR ENDED OCTOBER 31,                     YEAR ENDED OCTOBER 31,
                                        1999                        1998                         1999
                              -------------------------   -------------------------   ---------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                                ------        ------        ------        ------        ------         ------
CLASS A
Shares sold.................     531,219   $ 10,797,131    1,284,225   $ 27,801,004       441,735   $   4,439,974
Shares issued through
  reinvestment of dividends
  and distributions.........      46,275        936,650      687,065     14,965,287       207,086       2,087,393
                              ----------   ------------   ----------   ------------   -----------   -------------
                                 577,494     11,733,781    1,971,290     42,766,291       648,821       6,527,367
                              ----------   ------------   ----------   ------------   -----------   -------------
Shares redeemed.............  (3,582,104)   (71,324,894)  (1,922,814)   (41,663,984)     (841,917)     (8,495,678)
                              ----------   ------------   ----------   ------------   -----------   -------------
Net increase (decrease).....  (3,004,610)  $(59,591,113)      48,476   $  1,102,307      (193,096)  $  (1,968,311)
                              ----------   ------------   ----------   ------------   -----------   -------------
                              ----------   ------------   ----------   ------------   -----------   -------------
CLASS B
Shares sold.................     164,059   $  3,282,346      518,740   $ 11,401,502        96,962   $     984,089
Shares issued through
  reinvestment of dividends
  and distributions.........         790         15,587       45,728        985,428        26,021         262,583
                              ----------   ------------   ----------   ------------   -----------   -------------
                                 164,849      3,297,933      564,468     12,386,930       122,983       1,246,672
                              ----------   ------------   ----------   ------------   -----------   -------------
Shares redeemed.............    (366,848)    (7,218,047)    (201,585)    (3,966,398)     (227,336)     (2,280,058)
                              ----------   ------------   ----------   ------------   -----------   -------------
Net increase (decrease).....    (201,999)  $ (3,920,114)     362,883   $  8,420,532      (104,353)  $  (1,033,386)
                              ----------   ------------   ----------   ------------   -----------   -------------
                              ----------   ------------   ----------   ------------   -----------   -------------
CLASS D
Shares sold.................                                                           12,857,121   $ 129,704,316
Shares issued through
  reinvestment of dividends
  and distributions.........                                                              321,819       3,176,577
                                                                                      -----------   -------------
                                                                                       13,178,940     132,880,893
                                                                                      -----------   -------------
Shares redeemed.............                                                           (1,338,506)    (13,268,326)
                                                                                      -----------   -------------
Net increase................                                                           11,840,434   $ 119,612,567
                                                                                      -----------   -------------
                                                                                      -----------   -------------
                                  FIXED INCOME FUND
                              -------------------------
                               YEAR ENDED OCTOBER 31,
                                        1998
                              -------------------------
                                SHARES        AMOUNT
                                ------        ------
CLASS A
Shares sold.................     864,157   $  8,849,660
Shares issued through
  reinvestment of dividends
  and distributions.........     203,755      2,089,567
                              ----------   ------------
                               1,067,912     10,939,227
                              ----------   ------------
Shares redeemed.............  (1,883,198)   (19,273,927)
                              ----------   ------------
Net increase (decrease).....    (815,286)  $ (8,334,700)
                              ----------   ------------
                              ----------   ------------
CLASS B
Shares sold.................     343,505   $  3,539,007
Shares issued through
  reinvestment of dividends
  and distributions.........      14,055        144,410
                              ----------   ------------
                                 357,560      3,683,417
                              ----------   ------------
Shares redeemed.............    (130,535)    (1,336,628)
                              ----------   ------------
Net increase (decrease).....     227,025   $  2,346,789
                              ----------   ------------
                              ----------   ------------

                                              MUNICIPAL TRUST FUND
                              -----------------------------------------------------
                                             YEAR ENDED OCTOBER 31,
                                        1999                        1998
                              -------------------------   -------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT
                                ------        ------        ------        ------
CLASS A
Shares sold.................   1,193,944   $ 12,204,296    1,397,039   $ 14,495,430
Shares issued through
  reinvestment of dividends
  and distributions.........     110,367      1,144,940      118,197      1,231,297
                              ----------   ------------   ----------   ------------
                               1,304,311     13,349,236    1,515,236     15,726,727
                              ----------   ------------   ----------   ------------
Shares redeemed.............  (2,534,110)   (26,096,460)    (795,577)    (8,279,965)
                              ----------   ------------   ----------   ------------
Net increase (decrease).....  (1,229,799)  $(12,747,224)     719,659   $  7,446,762
                              ----------   ------------   ----------   ------------
                              ----------   ------------   ----------   ------------
CLASS B
Shares sold.................      19,981   $    208,455       82,622   $    859,779
Shares issued through
  reinvestment of dividends
  and distributions.........       1,941         20,128        1,368         14,267
                              ----------   ------------   ----------   ------------
                                  21,922        228,583       83,990        874,046
                              ----------   ------------   ----------   ------------
Shares redeemed.............     (53,743)      (551,419)      (1,256)       (13,078)
                              ----------   ------------   ----------   ------------
Net increase (decrease).....     (31,821)  $   (322,836)      82,734   $    860,968
                              ----------   ------------   ----------   ------------
                              ----------   ------------   ----------   ------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                           NET
                                                       REALIZED AND                                   NET
                       NET ASSET                        UNREALIZED    DIVIDENDS    DISTRIBUTIONS     ASSET
                        VALUE,            NET            GAINS OR      FROM NET        FROM         VALUE,
                       BEGINNING      INVESTMENT       (LOSSES) ON    INVESTMENT      CAPITAL         END         TOTAL
                       OF PERIOD     INCOME (LOSS)      SECURITIES      INCOME         GAINS       OF PERIOD   RETURN'D''D'
                       ---------   -----------------   ------------   ----------   -------------   ---------   -----------
GROWTH FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                    $16.52          $(0.030)*         $5.040       $ --           $(0.260)      $21.27        30.77%
1998                     14.56           (0.003)*          2.882        (0.017)        (0.902)       16.52        21.00
1997                     12.69            0.028            3.065        (0.048)        (1.175)       14.56        26.48
1996                     11.35            0.053            2.107        (0.038)        (0.782)       12.69        20.32
1995                     10.82            0.037            1.190        (0.012)        (0.685)       11.35        12.21
Class B (2)
1999                     16.25           (0.165)*          4.925         --            (0.260)       20.75        29.73
1998                     14.41           (0.115)*          2.857         --            (0.902)       16.25        20.20
1997                     12.63           (0.030)           3.016        (0.031)        (1.175)       14.41        25.66
1996                     11.88           (0.013)           0.763         --            --            12.63         6.40
Class D (3)
1999                     20.29            0.005*           0.975         --            --            21.27         4.83
GROWTH AND INCOME FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                    $22.60          $ 0.119*          $2.872       $(0.091)       $(2.010)      $23.49        14.37%
1998                     20.09            0.202*           3.509        (0.170)        (1.031)       22.60        19.14
1997                     17.18            0.211            4.588        (0.214)        (1.675)       20.09        30.53
1996                     14.57            0.266            2.935        (0.241)        (0.350)       17.18        22.60
1995                     13.38            0.254            1.769        (0.266)        (0.567)       14.57        16.10
Class B (2)
1999                     22.55           (0.042)*          2.882        (0.010)        (2.010)       23.37        13.66
1998                     20.06            0.045*           3.500        (0.024)        (1.031)       22.55        18.29
1997                     17.15            0.079            4.577        (0.071)        (1.675)       20.06        29.59
1996                     16.05            0.136            1.109        (0.145)        --            17.15         7.67
Class D (4)
1999                     23.73            0.098*          (0.260)       (0.068)        --            23.50        (0.67)
SMALL COMPANY VALUE FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                    $19.54          $ 0.058*          $1.009       $(0.073)       $(0.014)      $20.52         5.47%
1998                     23.34            0.066*          (2.548)       (0.063)        (1.255)       19.54       (11.20)
1997                     18.41            0.073            5.661        (0.081)        (0.723)       23.34        32.48
1996                     16.61            0.084            2.162        (0.037)        (0.409)       18.41        13.80
1995                     15.65            0.035            1.621         --            (0.696)       16.61        11.10
Class B (2)
1999                     19.23           (0.143)*          1.057         --            (0.014)       20.13         4.75
1998                     23.12           (0.089)*         (2.546)        --            (1.255)       19.23       (11.98)
1997                     18.34           (0.021)           5.576        (0.052)        (0.723)       23.12        31.55
1996                     17.41           (0.023)           0.953         --            --            18.34         5.28

                                                      RATIO OF
                                        RATIO OF         NET
                        NET ASSETS      EXPENSES     INVESTMENT
                          END OF       TO AVERAGE   INCOME (LOSS)   PORTFOLIO
                          PERIOD          NET        TO AVERAGE     TURNOVER
                       (000 OMITTED)     ASSETS      NET ASSETS       RATE
                       -------------   ----------   -------------   ---------
GROWTH FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                     $135,677         1.23%         (0.16)%        34.7%
1998                       97,078         1.29          (0.02)         21.0
1997                       82,926         1.36           0.21          41.1
1996                       68,096         1.48           0.47          60.6
1995                       55,946         1.63           0.35         101.7
Class B (2)
1999                       32,783         1.93          (0.86)         34.7
1998                       17,438         1.99          (0.72)         21.0
1997                       10,378         2.06          (0.51)         41.1
1996                        3,177         2.17 (1)      (0.34) (1)    60.6
Class D (3)
1999                        4,839         1.17 (1)       0.07  (1)     34.7
GROWTH AND INCOME FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                     $174,213         1.11%          0.52%         24.5%
1998                      163,936         1.13           0.92          32.7
1997                      145,586         1.22           1.15          19.8
1996                      113,803         1.36           1.68          44.0
1995                       87,975         1.58           1.94          31.8
Class B (2)
1999                       41,144         1.81          (0.18)         24.5
1998                       33,325         1.83           0.22          32.7
1997                       19,664         1.92           0.39          19.8
1996                        6,545         1.99 (1)       1.06 (1)      44.0
Class D (4)
1999                       48,152         0.97 (1)       0.99 (1)      24.5
SMALL COMPANY VALUE FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                     $188,192         1.37%          0.33%         29.6%
1998                      237,873         1.29           0.30          41.5
1997                      283,001         1.35           0.37          21.1
1996                      227,716         1.47           0.48          35.1
1995                      202,730         1.64           0.23          25.1
Class B (2)
1999                       19,257         2.07          (0.71)         29.6
1998                       22,284         1.99          (0.40)         41.5
1997                       18,395         2.05          (0.32)         21.1
1996                        6,305         2.15 (1)      (0.34) (1)     35.1

------------------------------
'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
  *    Based on average shares outstanding.
(1)    Annualized
(2)    The Funds commenced offering Class B shares on February 28, 1996.
(3)    The Growth Fund commenced offering Class D shares on May 13, 1999.
(4) The Growth and Income Fund commenced offering Class D shares on April 30, 1999.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                       NET
                                                   REALIZED AND                                   NET
                       NET ASSET                    UNREALIZED    DIVIDENDS    DISTRIBUTIONS     ASSET
                        VALUE,          NET          GAINS OR      FROM NET        FROM         VALUE,
                       BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT      CAPITAL         END         TOTAL
                       OF PERIOD      INCOME        SECURITIES      INCOME         GAINS       OF PERIOD   RETURN'D''D'
                       ---------   -------------   ------------   ----------   -------------   ---------   -----------
FIXED INCOME FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                    $10.46        $0.496         $(0.525)      $(0.496)       $(0.105)     $   9.83       (0.26)%
1998                     10.16         0.531           0.300        (0.531)        --             10.46        8.46
1997                     10.07         0.575           0.090        (0.575)        --             10.16        6.84
1996                     10.22         0.577          (0.150)       (0.577)        --             10.07        4.34
1995                      9.66         0.588           0.560        (0.588)        --             10.22       12.23
Class B (2)
1999                     10.46         0.425          (0.525)       (0.425)        (0.105)         9.83       (0.97)
1998                     10.16         0.456           0.300        (0.456)        --             10.46        7.71
1997                     10.07         0.504           0.090        (0.504)        --             10.16        6.10
1996                     10.22         0.339          (0.150)       (0.339)        --             10.07        2.23
Class D (3)
1999                     10.09         0.263          (0.260)       (0.263)        --              9.83        0.04
MUNICIPAL TRUST FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                    $10.53        $0.377         $(0.480)      $(0.377)       $--          $  10.05       (1.02)%
1998                     10.29         0.383           0.240        (0.383)        --             10.53        6.28
1997                     10.01         0.445           0.280        (0.445)        --             10.29        7.37
1996                     10.06         0.425          (0.050)       (0.425)        --             10.01        3.83
1995                      9.51         0.389           0.550        (0.389)        --             10.06       10.06
Class B (2)
1999                     10.53         0.305          (0.480)       (0.305)        --             10.05       (1.71)
1998                     10.29         0.318           0.240        (0.318)        --             10.53        5.54
1997                     10.01         0.370           0.280        (0.370)        --             10.29        6.62
1996                     10.12         0.248          (0.110)       (0.248)        --             10.01        1.42

                                                           RATIO OF
                                          RATIO OF           NET
                        NET ASSETS        EXPENSES        INVESTMENT
                          END OF         TO AVERAGE         INCOME       PORTFOLIO
                          PERIOD            NET           TO AVERAGE     TURNOVER
                       (000 OMITTED)     ASSETS (4)     NET ASSETS (4)     RATE
                       -------------   --------------   --------------   ---------
FIXED INCOME FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                      $43,060            1.00%           4.91%          84.3%
1998                       47,834            1.00            5.24          114.0
1997                       54,755            1.00            5.74          119.3
1996                       56,388            1.00            5.72           90.2
1995                       53,885            1.00            5.90           66.1
Class B (2)
1999                        4,471            1.70            4.21           84.3
1998                        5,849            1.70            4.50          114.0
1997                        3,375            1.70            4.99          119.3
1996                        1,629            1.70 (1)        5.03 (1)       90.2
Class D (3)
1999                      116,424            0.70 (1)        6.30 (1)       84.3
MUNICIPAL TRUST FUND -- YEARS ENDED OCTOBER 31,
Class A
1999                      $29,912            1.00%           3.65%          76.5%
1998                       44,306            1.00            3.78           51.5
1997                       35,878            0.70            4.38           84.3
1996                       38,794            0.80            4.26           79.3
1995                       39,059            1.00            3.97           49.3
Class B (2)
1999                        1,044            1.70            2.94           76.5
1998                        1,430            1.70            3.04           51.5
1997                          546            1.40            3.66           84.3
1996                          489            1.23 (1)        3.81 (1)       79.3

------------------------------
'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(1)    Annualized
(2)    The Funds commenced offering Class B shares on February 28, 1996.
(3)    The Fixed Income Fund commenced offering Class D shares on
       April 30, 1999.
(4) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows:
       Fixed Income Fund Class A shares, .14%, .30%, .30%, .34% and .51%, for the years ended 10/31/99, 98, 97, 96 and 95, respectively; Fixed Income Fund Class B shares, .14%, .30% and .30% for the years ended 10/31/99, 98 and 97, respectively, and .34% (annualized) for the period 2/28/96 through 10/31/96, Fixed Income Fund Class D shares, .14% (annualized) for the period 4/30/99 through 10/31/99;
       Municipal Trust Fund Class A shares, .42%, .41%, .74%, .64% and .58% for the years ended 10/31/99, 98, 97, 96 and 95, respectively, and Municipal Trust Fund Class B shares, .42%,
       .41% and .74% for the years ended 10/31/99, 98 and 97, respectively, and .64% (annualized) for the period 2/28/96 through 10/31/96.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Shareholders and Board of Trustees
DLJ Winthrop Focus Funds

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DLJ Winthrop Focus Funds (comprising, respectively, DLJ Winthrop Fixed Income Fund, DLJ Winthrop Growth Fund, DLJ Winthrop Growth and Income Fund, DLJ Winthrop Municipal Trust Fund and DLJ Winthrop Small Company Value Fund) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting DLJ Winthrop Focus Funds at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                              ERNST & YOUNG LLP

New York, New York
December 27, 1999

DLJ WINTHROP FOCUS FUNDS -- TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986 to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 1999. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                                                   ORDINARY INCOME
                                                                               DISTRIBUTIONS PER SHARE
                                                                              --------------------------
                                                        TAX     ALTERNATIVE      FROM          FROM            FROM
                                                      EXEMPT    MINIMUM TAX   INVESTMENT    SHORT-TERM       LONG-TERM
FUND                                                  INCOME*     INCOME        INCOME     CAPITAL GAINS   CAPITAL GAINS
----                                                  -------     ------        ------     -------------   -------------
DLJ Winthrop Growth Fund -- Class A.................  $ --        $ --          $ --          $ --             $0.260
DLJ Winthrop Growth Fund -- Class B.................    --          --            --            --              0.260
DLJ Winthrop Growth and Income Fund -- Class A......    --          --           0.091          --              2.010
DLJ Winthrop Growth and Income Fund -- Class B......    --          --           0.010          --              2.010
DLJ Winthrop Growth and Income Fund -- Class D......    --          --           0.068          --               --
DLJ Winthrop Small Company Value Fund -- Class A....    --          --           0.073          --              0.014
DLJ Winthrop Small Company Value Fund -- Class B....    --          --            --            --              0.014
DLJ Winthrop Fixed Income Fund -- Class A...........    --          --           0.496         0.050            0.055
DLJ Winthrop Fixed Income Fund -- Class B...........    --          --           0.425         0.050            0.055
DLJ Winthrop Fixed Income Fund -- Class D...........    --          --           0.263          --               --
DLJ Winthrop Municipal Trust Fund -- Class A........   0.335       0.042         0.001          --               --
DLJ Winthrop Municipal Trust Fund -- Class B........   0.270       0.034         0.001          --               --

----------------------
*Federally exempt interest dividends.

Because each Fund's fiscal year is not the calendar year, calendar year taxpayers should use the dollar amounts and the nature of those amounts referenced on Form 1099-Div which will be mailed to you in late January, 2000. Included with your 1099-Div will be a notice identifying the percentage of ordinary dividends paid in 1999 which were derived from Federal obligations. In addition, for use by our DLJ Winthrop Municipal Trust shareholders, a schedule referencing the source of federal tax exempt income identified by state will be provided. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investments in each Fund.

TRUSTEES
G. Moffett Cochran    Carl B. Menges      William C. Simpson
Robert L. Bast        John J. Sheehan     Peter F. Krogh
James A. Engle        Dennis G. Little    Stephen K. West
Stig Host             William H. Mathers

OFFICERS
G. Moffett Cochran, Chairman and President
Sam M. D'Agostino, Vice President
James A. Engle, Vice President
Martin Jaffe, Vice President, Treasurer and Secretary
Richard J. Hanlon, Vice President
Cathy A. Jameson, Vice President
Brian A. Kammerer, Vice President
Marybeth B. Leithead, Vice President
Hugh M. Neuburger, Vice President
Roger W. Vogel, Vice President

INVESTMENT ADVISOR
DLJ Asset Management Group, Inc.
An Investment Management Subsidiary of
Donaldson, Lufkin & Jenrette
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.


[DLJ Logo]
     277 Park Avenue, New York, NY 10172
     800-225-8011

ANN-FOCUS99


ANNUAL REPORT

[DLJ Logo]

Leadership through
           Experience

           DLJ Winthrop
           Fixed Income Fund

           DLJ Winthrop
           Growth Fund

           DLJ Winthrop
           Growth and Income Fund

           DLJ Winthrop
           Municipal Trust Fund

           DLJ Winthrop
           Small Company Value Fund

           October 31, 1999


                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as ................................... 'D'